Offerings	Sep. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	410,046,456
Proposed Maximum Offering Price per Unit	0.2125
Maximum Aggregate Offering Price	$ 87,134,871.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,033.33
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement covers an indeterminate number of shares that may be issued upon any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's common stock, as applicable. Consists of 410,046,456 shares of the Registrant's common stock beneficially owned by certain selling stockholders. These shares are being registered for resale on this Registration Statement on Form S-3. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low reported trading prices of the Registrant's common stock as reported on the OTCQB of OTC Markets Group, Inc. on September 24, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	40,750,704
Proposed Maximum Offering Price per Unit	0.2125
Maximum Aggregate Offering Price	$ 8,659,524.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,195.88
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement covers an indeterminate number of shares that may be issued upon any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's common stock, as applicable. Consists of 40,750,704 shares of the Registrant's common stock issuable upon the exercise of common stock warrants. Each such warrant currently is exercisable for one share of the Registrant's common stock at a price of $0.09387 per share. These shares are being registered for issuance on this Registration Statement on Form S-3. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low reported trading prices of the Registrant's common stock as reported on the OTCQB of OTC Markets Group, Inc. on September 24, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	31,000,000
Proposed Maximum Offering Price per Unit	0.2125
Maximum Aggregate Offering Price	$ 6,587,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 909.73
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement covers an indeterminate number of shares that may be issued upon any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's common stock, as applicable. Consists of 31,000,000 shares of the Registrant's common stock issuable upon the exercise of common stock warrants. Each such warrant currently is exercisable for one share of the Registrant's common stock at a price of $0.10 per share. These shares are being registered for issuance on this Registration Statement on Form S-3. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low reported trading prices of the Registrant's common stock as reported on the OTCQB of OTC Markets Group, Inc. on September 24, 2026.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	11,925,625
Proposed Maximum Offering Price per Unit	0.2125
Maximum Aggregate Offering Price	$ 2,534,195.31
Fee Rate	0.01381%
Amount of Registration Fee	$ 349.97
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement covers an indeterminate number of shares that may be issued upon any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's common stock, as applicable. Consists of 11,925,625 shares of the Registrant's common stock issuable upon the exercise of common stock warrants. Each such warrant currently is exercisable for one share of the Registrant's common stock at a price of $0.20889 per share. These shares are being registered for issuance on this Registration Statement on Form S-3. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low reported trading prices of the Registrant's common stock as reported on the OTCQB of OTC Markets Group, Inc. on September 24, 2026.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	44,524,027
Proposed Maximum Offering Price per Unit	0.2125
Maximum Aggregate Offering Price	$ 9,461,355.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,306.61
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement covers an indeterminate number of shares that may be issued upon any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's common stock, as applicable. Consists of 44,524,027 shares of the Registrant's common stock issuable upon the exercise of common stock warrants. Each such warrant currently is exercisable for one share of the Registrant's common stock at a price of $0.21 per share. These shares are being registered for issuance on this Registration Statement on Form S-3. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low reported trading prices of the Registrant's common stock as reported on the OTCQB of OTC Markets Group, Inc. on September 24, 2026.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	13,070,363
Proposed Maximum Offering Price per Unit	0.2153
Maximum Aggregate Offering Price	$ 2,814,049.15
Fee Rate	0.01381%
Amount of Registration Fee	$ 388.62
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement covers an indeterminate number of shares that may be issued upon any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's common stock, as applicable. Consists of 13,070,363 shares of the Registrant's common stock issuable upon the exercise of common stock warrants. Each such warrant currently is exercisable for one share of the Registrant's common stock at a price of $0.2153 per share. These shares are being registered for issuance on this Registration Statement on Form S-3. Offering price per unit based on the exercise price of the warrants pursuant to Rule 457(g).
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	77,603,566
Proposed Maximum Offering Price per Unit	0.25
Maximum Aggregate Offering Price	$ 19,400,891.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,679.26
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement covers an indeterminate number of shares that may be issued upon any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's common stock, as applicable. Consists of 77,603,566 shares of the Registrant's common stock issuable upon the exercise of common stock warrants. Each such warrant currently is exercisable for one share of the Registrant's common stock at a price of $0.25 per share. These shares are being registered for issuance on this Registration Statement on Form S-3. Offering price per unit based on the exercise price of the warrants pursuant to Rule 457(g).
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	81,748,176
Proposed Maximum Offering Price per Unit	0.26
Maximum Aggregate Offering Price	$ 21,254,525.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,935.25
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement covers an indeterminate number of shares that may be issued upon any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's common stock, as applicable. Consists of 81,748,176 shares of the Registrant's common stock issuable upon the exercise of common stock warrants. Each such warrant currently is exercisable for one share of the Registrant's common stock at a price of $0.26 per share. These shares are being registered for issuance on this Registration Statement on Form S-3. Offering price per unit based on the exercise price of the warrants pursuant to Rule 457(g).
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	45,289,326
Proposed Maximum Offering Price per Unit	0.306
Maximum Aggregate Offering Price	$ 13,858,533.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,913.86
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement covers an indeterminate number of shares that may be issued upon any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's common stock, as applicable. Consists of 45,289,326 shares of the Registrant's common stock issuable upon the exercise of common stock warrants. Each such warrant currently is exercisable for one share of the Registrant's common stock at a price of $0.306 per share. These shares are being registered for issuance on this Registration Statement on Form S-3. Offering price per unit based on the exercise price of the warrants pursuant to Rule 457(g).
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	350,000
Proposed Maximum Offering Price per Unit	0.35
Maximum Aggregate Offering Price	$ 122,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 16.92
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement covers an indeterminate number of shares that may be issued upon any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's common stock, as applicable. Consists of 350,000 shares of the Registrant's common stock issuable upon the exercise of common stock warrants. Each such warrant currently is exercisable for one share of the Registrant's common stock at a price of $0.35 per share. These shares are being registered for issuance on this Registration Statement on Form S-3. Offering price per unit based on the exercise price of the warrants pursuant to Rule 457(g).
Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	7,000,000
Proposed Maximum Offering Price per Unit	0.37
Maximum Aggregate Offering Price	$ 2,590,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 357.68
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement covers an indeterminate number of shares that may be issued upon any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's common stock, as applicable. Consists of 7,000,000 shares of the Registrant's common stock issuable upon the exercise of common stock warrants. Each such warrant currently is exercisable for one share of the Registrant's common stock at a price of $0.37 per share. These shares are being registered for issuance on this Registration Statement on Form S-3. Offering price per unit based on the exercise price of the warrants pursuant to Rule 457(g).
Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	680,000
Proposed Maximum Offering Price per Unit	0.45
Maximum Aggregate Offering Price	$ 306,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 42.26
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement covers an indeterminate number of shares that may be issued upon any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's common stock, as applicable. Consists of 680,000 shares of the Registrant's common stock issuable upon the exercise of common stock warrants. Each such warrant currently is exercisable for one share of the Registrant's common stock at a price of $0.45 per share. These shares are being registered for issuance on this Registration Statement on Form S-3. Offering price per unit based on the exercise price of the warrants pursuant to Rule 457(g).
Offering: 13
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	30,984,046
Proposed Maximum Offering Price per Unit	0.50
Maximum Aggregate Offering Price	$ 15,492,023.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,139.45
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement covers an indeterminate number of shares that may be issued upon any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's common stock, as applicable. Consists of 30,984,046 shares of the Registrant's common stock issuable upon the exercise of common stock warrants. Each such warrant currently is exercisable for one share of the Registrant's common stock at a price of $0.50 per share. These shares are being registered for issuance on this Registration Statement on Form S-3. Offering price per unit based on the exercise price of the warrants pursuant to Rule 457(g).